Condensed Consolidated Balance Sheets (Unaudited) (Parenthetical) - $ / shares	Mar. 31, 2019	Jun. 30, 2018	Jun. 30, 2017
Condensed Consolidated Balance Sheets Unaudited
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	10,000,000	10,000,000	10,000,000
Preferred stock, shares issued	2,000,000
Preferred stock, shares outstanding	2,000,000
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	1,990,000,000	1,990,000,000	1,990,000,000
Common stock, shares issued	660,473,827	246,135,203	226,734,372
Common stock, shares outstanding	660,473,827	246,135,203	226,734,372